Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [line items]
Net income	$ 38,606	$ 12,672	$ (28,379)
Other comprehensive income	172,600	21,917	27,414
Comprehensive income for the year	211,206	34,589	(965)
Joint Ventures [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Net income	3,814	885	363
Other comprehensive income	4,414	628	566
Comprehensive income for the year	8,228	1,513	929
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Net income	1,025	543	225
Other comprehensive income	406	34	35
Comprehensive income for the year	$ 1,431	$ 577	$ 260